CAPITAL STOCK	12 Months Ended
Sep. 30, 2025
CAPITAL STOCK
CAPITAL STOCK

13.CAPITAL STOCK

a)AUTHORIZED

Unlimited common shares with a par value of $nil.

b)ISSUED

	Number of
Common Shares	Shares	Stated Value
Balance at September 30, 2023	19,008,425	$17,864,782
Purchase of shares for cancellation	(950,417)	(938,924)
Exercise of options	213,703	330,810
Balance at September 30, 2024	18,271,711	$17,256,668
Shares issued for acquisitions	1,283,849	22,330,215
Conversions of Notes into common shares	1,147,806	13,247,405
Exercise of options	1,698,476	3,120,672
Exercise of warrants	452,333	11,219,562
Exercise of RSUs	124,103	2,882,142
Interest paid with common shares	21,563	371,891
Balance at September 30, 2025	22,999,841	$70,428,555

Pursuant to the terms of a normal course issuer bid, during the year ended September 30, 2025, the Company purchased and cancelled nil shares (2024 – 950,417).

c)PER SHARE AMOUNTS

Basic and diluted earnings per share have been calculated on the basis of weighted average number of common shares outstanding as outlined below:

Year ended September 30,	2025	2024
Net income for the period	$(35,035,126)	$6,607,664
Weighted average number of shares outstanding	20,092,474	18,648,420
Earnings per share, basic	$(1.74)	$0.35

Weighted average number of shares outstanding	20,092,474	18,648,420
Share based compensation dilution	—	100,185
Weighted average number of shares outstanding, diluted	20,092,474	18,748,605
Earnings per share, diluted	$(1.74)	$0.35